Supplemental guarantor information required under SEC regulations	3 Months Ended
Jun. 30, 2020
Supplemental Guarantor Information [Line Items]
Condensed Financial Information Of Parent Company Only Disclosure [Text Block]

Note 18 Supplemental guarantor information required under SEC regulations

Joint liability of UBS Switzerland AG

In 2015, the Personal & Corporate Banking and Wealth Management businesses booked in Switzerland were transferred from UBS AG to UBS Switzerland AG through an asset transfer in accordance with the Swiss Merger Act. Under the terms of the asset transfer agreement, UBS Switzerland AG assumed joint liability for contractual obligations of UBS AG existing on the asset transfer date, including the full and unconditional guarantee of certain registered debt securities issued by UBS AG. To reflect this joint liability, UBS Switzerland AG is presented in a separate column as a subsidiary co-guarantor.

The joint liability of UBS Switzerland AG for contractual obligations of UBS AG decreased by USD 6 billion in the first half of 2020 to USD 11 billion as of 30 June 2020, mainly driven by movements in debt issued designated at fair value.

Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2020
Operating income
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	1,813	1,821	1,439	(481)	4,591
Interest expense from financial instruments measured at amortized cost	(2,152)	(258)	(759)	651	(2,519)
Net interest income from financial instruments measured at fair value through profit or loss	507	83	175	(149)	616
Net interest income	169	1,645	854	20	2,689
Other net income from financial instruments measured at fair value through profit or loss	2,570	435	386	329	3,719
Credit loss (expense) / recovery	(239)	(218)	(83)	0	(540)
Fee and commission income	1,855	2,293	6,581	(518)	10,211
Fee and commission expense	(307)	(454)	(623)	509	(875)
Net fee and commission income	1,548	1,839	5,958	(8)	9,336
Other income	2,207	135	831	(2,857)	317
Total operating income	6,255	3,836	7,947	(2,517)	15,521
Operating expenses
Personnel expenses	1,713	1,027	4,651	0	7,391
General and administrative expenses	1,619	1,568	1,983	(1,210)	3,960
Depreciation and impairment of property, equipment and software	430	122	320	(57)	814
Amortization and impairment of goodwill and intangible assets	2	0	30	0	32
Total operating expenses	3,764	2,716	6,983	(1,267)	12,197
Operating profit / (loss) before tax	2,490	1,120	964	(1,250)	3,324
Tax expense / (benefit)	138	215	266	83	703
Net profit / (loss)	2,352	904	698	(1,333)	2,621
Net profit / (loss) attributable to non-controlling interests	0	0	6	0	6
Net profit / (loss) attributable to shareholders	2,352	904	691	(1,333)	2,615
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2020

Comprehensive income attributable to shareholders
Net profit / (loss)	2,352	904	691	(1,333)	2,615

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	7	278	(111)	(72)	103
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	149	0	149
Cash flow hedges, net of tax	1,348	84	176	(8)	1,600
Cost of hedging, net of tax	9	0	(13)	0	(4)
Total other comprehensive income that may be reclassified to the income statement, net of tax	1,364	362	201	(80)	1,847

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	(131)	(97)	(42)	0	(270)
Own credit on financial liabilities designated at fair value, net of tax	62				62
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(69)	(97)	(42)	0	(208)

Total other comprehensive income	1,295	265	160	(80)	1,639
Total comprehensive income attributable to shareholders	3,647	1,169	851	(1,413)	4,254

Total comprehensive income attributable to non-controlling interests			3		3
Total comprehensive income	3,647	1,169	854	(1,413)	4,256
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated balance sheet
USD million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
As of 30 June 2020
Assets
Cash and balances at central banks	51,258	77,212	21,078		149,549
Loans and advances to banks	36,886	6,357	20,183	(47,882)	15,544
Receivables from securities financing transactions	60,577	2,024	49,286	(26,617)	85,271
Cash collateral receivables on derivative instruments	29,262	1,176	11,311	(10,903)	30,846
Loans and advances to customers	95,491	208,911	64,068	(22,687)	345,783
Other financial assets measured at amortized cost	8,856	8,283	12,555	(2,370)	27,324
Total financial assets measured at amortized cost	282,331	303,964	178,481	(110,458)	654,318
Financial assets at fair value held for trading	83,227	195	17,219	(2,486)	98,155
of which: assets pledged as collateral that may besold or repledged by counterparties	42,186	0	7,914	(11,595)	38,505
Derivative financial instruments	145,995	5,482	44,302	(43,769)	152,010
Brokerage receivables	13,134		6,716	(1)	19,848
Financial assets at fair value not held for trading	53,515	12,720	47,101	(19,326)	94,010
Total financial assets measured at fair value through profit or loss	295,872	18,396	115,338	(65,582)	364,023
Financial assets measured at fair value through other comprehensive income	162		8,462		8,624
Investments in subsidiaries and associates	52,355	30	46	(51,377)	1,054
Property, equipment and software	7,113	1,252	3,841	(316)	11,889
Goodwill and intangible assets	220		6,160	35	6,414
Deferred tax assets	588		8,676		9,263
Other non-financial assets	5,159	2,016	836	(162)	7,849
Total assets	643,798	325,658	321,839	(227,860)	1,063,435
Liabilities
Amounts due to banks	50,545	31,811	43,107	(113,053)	12,410
Payables from securities financing transactions	15,041	687	23,023	(26,732)	12,019
Cash collateral payables on derivative instruments	35,569	136	12,011	(10,833)	36,883
Customer deposits	86,983	260,966	97,899	31,296	477,145
Funding from UBS Group AG and its subsidiaries[3]	49,701				49,701
Debt issued measured at amortized cost	68,459	8,801	4	(78)	77,186
Other financial liabilities measured at amortized cost	5,148	2,807	5,013	(2,865)	10,103
Total financial liabilities measured at amortized cost	311,446	305,208	181,057	(122,265)	675,446
Financial liabilities at fair value held for trading	29,709	648	6,373	(2,303)	34,426
Derivative financial instruments	146,606	5,058	44,373	(43,757)	152,280
Brokerage payables designated at fair value	24,854		15,401	(7)	40,248
Debt issued designated at fair value	56,866		817	(40)	57,644
Other financial liabilities designated at fair value	14,430		32,789	(8,088)	39,131
Total financial liabilities measured at fair value through profit or loss	272,464	5,706	99,753	(54,194)	323,729
Provisions	1,145	270	1,166	(17)	2,564
Other non-financial liabilities	1,877	906	3,217	106	6,106
Total liabilities	586,933	312,090	285,194	(176,370)	1,007,847

Equity attributable to shareholders	56,865	13,568	36,473	(51,490)	55,416
Equity attributable to non-controlling interests			173		173
Total equity	56,865	13,568	36,645	(51,490)	55,589
Total liabilities and equity	643,798	325,658	321,839	(227,860)	1,063,435
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries. 3 Represents funding from UBS Group AG to UBS AG.

Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG1	UBSSwitzerland AG1	Other subsidiaries[1]	UBS AG(consolidated)
For the six months ended 30 June 2020
Net cash flow from / (used in) operating activities	7,484	16,765	16,811	41,060
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(1)	0	(1)
Disposal of subsidiaries, associates and intangible assets	14	0	0	14
Purchase of property, equipment and software	(277)	(139)	(309)	(725)
Disposal of property, equipment and software	1	0	3	4
Purchase of financial assets measured at fair value through other comprehensive income	(77)	0	(4,055)	(4,132)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	27	0	1,917	1,944
Net (purchase) / redemption of debt securities measured at amortized cost	(3,126)	(373)	(1,318)	(4,817)
Net cash flow from / (used in) investing activities	(3,437)	(513)	(3,762)	(7,713)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	14,916	(3)	(1)	14,912
Distributions paid on UBS shares	(2,550)	0	0	(2,550)
Repayment of lease liabilities	(133)	0	(129)	(262)
Issuance of long-term debt, including debt issued designated at fair value	43,013	336	68	43,417
Repayment of long-term debt, including debt issued designated at fair value	(44,520)	(306)	(62)	(44,887)
Funding from UBS Group AG and its subsidiaries[2]	1,334	0	0	1,334
Net changes in non-controlling interests	0	0	(4)	(4)
Net activity related to group internal capital transactions and dividends	1,513	(749)	(763)	0
Net cash flow from / (used in) financing activities	13,573	(723)	(890)	11,960

Total cash flow
Cash and cash equivalents at the beginning of the year	39,598	62,551	17,655	119,804
Net cash flow from / (used in) operating, investing and financing activities	17,620	15,529	12,160	45,308
Effects of exchange rate differences on cash and cash equivalents	48	1,549	(30)	1,567
Cash and cash equivalents at the end of the year[3]	57,266	79,629	29,784	166,679
of which: cash and balances at central banks	51,139	77,212	21,078	149,430
of which: loans and advances to banks	4,492	1,979	7,867	14,339
of which: money market paper	1,635	437	839	2,911
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends. 2 Represents funding from UBS Group AG to UBS AG. 3 Comprises balances with an original maturity of three months or less. USD 5,393 million of cash and cash equivalents were restricted.

Supplemental guarantor consolidated income statement
USD million	UBS AG(standalone)[1,2]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[3]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2019
Operating income
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	2,517	2,098	1,923	(1,109)	5,429
Interest expense from financial instruments measured at amortized cost	(3,542)	(396)	(1,263)	1,303	(3,898)
Net interest income from financial instruments measured at fair value through profit or loss	676	(155)	225	(172)	573
Net interest income	(349)	1,547	885	21	2,104
Other net income from financial instruments measured at fair value through profit or loss	2,936	500	630	(195)	3,872
Credit loss (expense) / recovery	(63)	21	(8)	18	(33)
Fee and commission income	1,693	2,176	6,118	(515)	9,474
Fee and commission expense	(357)	(419)	(574)	508	(842)
Net fee and commission income	1,337[4]	1,758[4]	5,544	(7)	8,631
Other income	3,550	117	902	(4,169)	400
Total operating income	7,411	3,942	7,954	(4,331)	14,975
Operating expenses
Personnel expenses	1,724	1,000	4,309	6	7,040
General and administrative expenses	1,644	1,590	2,153	(1,357)	4,030
Depreciation and impairment of property, equipment and software	418	109	287	(52)	761
Amortization and impairment of goodwill and intangible assets	3	0	31	0	33
Total operating expenses	3,789	2,698	6,780	(1,402)	11,864
Operating profit / (loss) before tax	3,622	1,244	1,174	(2,929)	3,110
Tax expense / (benefit)	171	264	316	(15)	736
Net profit / (loss)	3,451	980	858	(2,914)	2,374
Net profit / (loss) attributable to non-controlling interests	0	0	(1)	0	(1)
Net profit / (loss) attributable to shareholders	3,451	980	859	(2,914)	2,375
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in a decrease in Net profit attributable to shareholders for the six months ended 30 June 2019 of USD 72 million, almost entirely reflected within Other income. 3 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries. 4 Includes the effects of the transfer in 2019 of beneficial ownership of a portion of Global Wealth Management international business booked in Switzerland from UBS Switzerland AG to UBS AG. Refer to “Note 25 Changes in organization and other events affecting comparability” in the “UBS AG standalone financial statements” section of the UBS AG Standalone financial statements and regulatory information for the year ended 31 December 2019.

Supplemental guarantor consolidated statement of comprehensive income
USD million	UBS AG(standalone)[1,2]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[3]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2019

Comprehensive income attributable to shareholders
Net profit / (loss)	3,451	980	859	(2,914)	2,375

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	(7)	33	14	(1)	39
Financial assets measured at fair value through other comprehensive income, net of tax	5	0	123	0	128
Cash flow hedges, net of tax	855	229	156	(7)	1,232
Total other comprehensive income that may be reclassified to the income statement, net of tax	852	261	293	(8)	1,398

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	(104)	(11)	(50)	0	(165)
Own credit on financial liabilities designated at fair value, net of tax	(246)				(246)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(350)	(11)	(50)	0	(411)

Total other comprehensive income	503	251	243	(8)	988
Total comprehensive income attributable to shareholders	3,953	1,231	1,102	(2,922)	3,363

Total comprehensive income attributable to non-controlling interests			(3)		(3)
Total comprehensive income	3,953	1,231	1,099	(2,922)	3,360
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in a decrease in Total comprehensive income attributable to shareholders for the six months ended 30 June 2019 of USD 74 million, reflecting a decrease of USD 72 million in Net profit attributable to shareholders and a USD 2 million decrease in Total other comprehensive income attributable to shareholders. 3 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated balance sheet
USD million	UBS AG(standalone)[1,2]	UBSSwitzerland AG(standalone)[1]	Other subsidiaries[3]	Eliminationentries	UBS AG(consolidated)
As of 31 December 2019
Assets
Cash and balances at central banks	36,386	60,926	9,756		107,068
Loans and advances to banks	32,888	7,992	17,430	(45,931)	12,379
Receivables from securities financing transactions	56,946	12,536	42,534	(27,771)	84,245
Cash collateral receivables on derivative instruments	22,830	990	8,508	(9,038)	23,289
Loans and advances to customers	88,386	193,543	63,676	(17,612)	327,992
Other financial assets measured at amortized cost	5,723	8,168	11,448	(2,327)	23,012
Total financial assets measured at amortized cost	243,159	284,154	153,351	(102,679)	577,985
Financial assets at fair value held for trading	113,802	53	15,320	(1,479)	127,695
of which: assets pledged as collateral that may besold or repledged by counterparties	58,599	0	5,386	(22,701)	41,285
Derivative financial instruments	118,708	4,251	29,782	(30,899)	121,843
Brokerage receivables	11,453		6,556	(1)	18,007
Financial assets at fair value not held for trading	49,525	6,701	41,908	(14,498)	83,636
Total financial assets measured at fair value through profit or loss	293,488	11,004	93,565	(46,877)	351,181
Financial assets measured at fair value through other comprehensive income	176		6,169		6,345
Investments in subsidiaries and associates	52,140	28	39	(51,156)	1,051
Property, equipment and software	7,318	1,144	3,749	(385)	11,826
Goodwill and intangible assets	222		6,212	35	6,469
Deferred tax assets	618	0	8,895		9,513
Other non-financial assets	5,060	1,770	857	(140)	7,547
Total assets	602,181	298,101	272,837	(201,202)	971,916
Liabilities
Amounts due to banks	55,738	28,240	35,773	(113,181)	6,570
Payables from securities financing transactions	21,326	565	13,583	(27,696)	7,778
Cash collateral payables on derivative instruments	30,571	98	9,773	(9,027)	31,416
Customer deposits	85,954	239,226	86,550	38,861	450,591
Funding from UBS Group AG and its subsidiaries[4]	47,866				47,866
Debt issued measured at amortized cost	54,317	8,583	5	(70)	62,835
Other financial liabilities measured at amortized cost	5,347	2,666	5,204	(2,844)	10,373
Total financial liabilities measured at amortized cost	301,119	279,379	150,888	(113,956)	617,429
Financial liabilities at fair value held for trading	25,292	383	6,233	(1,317)	30,591
Derivative financial instruments	117,597	4,046	30,089	(30,852)	120,880
Brokerage payables designated at fair value	25,358		11,877	(3)	37,233
Debt issued designated at fair value	65,677		952	(38)	66,592
Other financial liabilities designated at fair value	8,571		31,031	(3,445)	36,157
Total financial liabilities measured at fair value through profit or loss	242,495	4,429	80,184	(35,655)	291,452
Provisions	1,101	196	1,641		2,938
Other non-financial liabilities	1,657	931	3,559	21	6,168
Total liabilities	546,372	284,936	236,271	(149,591)	917,988

Equity attributable to shareholders	55,808	13,165	36,391	(51,611)	53,754
Equity attributable to non-controlling interests			174		174
Total equity	55,808	13,165	36,566	(51,611)	53,928
Total liabilities and equity	602,181	298,101	272,837	(201,202)	971,916
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP. 2 Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in an increase in Investments in subsidiaries and associates as of 31 December 2019 of USD 929 million and an increase in Equity attributable to shareholders as of 31 December 2019 of USD 914 million. 3 The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries. 4 Represents funding from UBS Group AG to UBS AG.

Supplemental guarantor consolidated statement of cash flows
USD million	UBS AG1	UBSSwitzerland AG1	Other subsidiaries[1]	UBS AG(consolidated)
For the six months ended 30 June 2019
Net cash flow from / (used in) operating activities[2]	11,822	(2,064)	(8,546)	1,213
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(5)	0	0	(5)
Disposal of subsidiaries, associates and intangible assets	100	0	0	100
Purchase of property, equipment and software	(319)	(91)	(280)	(690)
Disposal of property, equipment and software	8	0	0	8
Purchase of financial assets measured at fair value through other comprehensive income	3	0	(1,760)	(1,757)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	0	0	1,160	1,160
Net (purchase) / redemption of debt securities measured at amortized cost	1	596	55	653
Net cash flow from / (used in) investing activities	(212)	505	(823)	(531)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(14,244)	(3)	(1)	(14,248)
Distributions paid on UBS shares	(3,250)	0	0	(3,250)
Issuance of long-term debt, including debt issued designated at fair value	27,968	467	57	28,491
Repayment of long-term debt, including debt issued designated at fair value	(25,552)	(378)	(1)	(25,931)
Funding from UBS Group AG and its subsidiaries[3]	2,980	0	0	2,980
Net changes in non-controlling interests	0	0	(6)	(6)
Net activity related to group internal capital transactions and dividends	2,437	(2,055)	(382)	0
Net cash flow from / (used in) financing activities	(9,663)	(1,969)	(333)	(11,964)

Total cash flow
Cash and cash equivalents at the beginning of the year	42,895	54,757	28,201	125,853
Net cash flow from / (used in) operating, investing and financing activities	1,947	(3,528)	(9,702)	(11,283)
Effects of exchange rate differences on cash and cash equivalents	531	218	(137)	613
Cash and cash equivalents at the end of the year[4]	45,373	51,448	18,362	115,183
of which: cash and balances at central banks	40,235	49,707	11,399	101,341
of which: loans and advances to banks	3,892	1,589	6,394	11,874
of which: money market paper	1,246	152	570	1,968
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends. 2 In 2019, cash payments for the principal portion of the lease liability were classified within operating activities under Financial assets at fair value not held for trading, other financial assets and liabilities. 3 Represents funding from UBS Group Funding (Switzerland) AG to UBS AG. 4 Comprises balances with an original maturity of three months or less. USD 3,161 million of cash and cash equivalents were restricted.